Related Party Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended					12 Months Ended
	Jul. 10, 2014 shares	May 16, 2006	Nov. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2014 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) executive vendor	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 13, 2018 $ / shares	Feb. 15, 2018 USD ($)	Jun. 02, 2017 USD ($)	Feb. 29, 2016
Related Party Transaction [Line Items]
Proceeds To Parent From Shares Sold to Subsidiary							$ 136,100
Notes Payable, Related Parties														$ 7,800
Unpaid management fees incurred													$ 11,093	7,796
Distributions Made to Holders of Allocation Interests, Cash Distributions Paid															$ (23,779)
Payments to Noncontrolling Interests													$ 0	$ 0	$ 23,630
Percentage of allocation agreement													51.00%	39.60%	39.60%
Integration service fees													$ 2,700	$ 3,100	$ 1,700
Reimbursement of occupancy and staffing costs to CGM													4,100	3,800	3,800
Company's ownership interest before transaction	53.00%
Company's ownership interest after transaction	41.00%
Investment owned, balance, shares | shares	15,108,718
Gain on deconsolidation of subsidiary						$ 264,300
Preferred Stock, Redemption Price Per Share | $ / shares																$ 25.00
Rent expenses													24,600	14,800	10,100
Management fees													43,443	31,843	28,558
Secondary Offering | Subsidiaries
Related Party Transaction [Line Items]
Number of shares to be sold by shareholders | shares	5,750,000
Secondary Offering | Parent Company
Related Party Transaction [Line Items]
Number of shares to be sold by shareholders | shares	4,466,569
Retained Earnings
Related Party Transaction [Line Items]
Distributions Made to Holders of Allocation Interests, Cash Distributions Paid														(63,000)	(23,779)
Equity Method Investment, Cash Distributions Declared															13,354
Stockholders' Equity Attributable to Holdings
Related Party Transaction [Line Items]
Distributions Made to Holders of Allocation Interests, Cash Distributions Paid															(23,779)
5.11 Tactical
Related Party Transaction [Line Items]
Integration service fees				$ 3,500										3,500
Integration service fees														2,300	$ 1,200
Crosman
Related Party Transaction [Line Items]
Integration service fees													750					$ 1,500
Integration service fees														$ 750
Foam Fabricators
Related Party Transaction [Line Items]
Integration service fees													2,300				$ 2,250
Integration service fees													$ 2,000
Employees and Partners of the Manager
Related Party Transaction [Line Items]
Percentage of allocation agreement													49.00%	60.40%	60.40%
Board of Directors Chairman
Related Party Transaction [Line Items]
Percentage of allocation agreement														5.00%	5.00%
Founding Partner
Related Party Transaction [Line Items]
Percentage of allocation agreement													41.00%	29.60%	29.60%
Crosman
Related Party Transaction [Line Items]
Integration service fees														$ 750
Liberty
Related Party Transaction [Line Items]
Effect of FOX IPO proceeds													$ (6,112)		$ (1,476)
Liberty | Retained Earnings
Related Party Transaction [Line Items]
Effect of FOX IPO proceeds															(1,007)
Liberty | Non-Controlling Interest
Related Party Transaction [Line Items]
Effect of FOX IPO proceeds													$ (6,112)		(469)
Liberty | Stockholders' Equity Attributable to Holdings
Related Party Transaction [Line Items]
Effect of FOX IPO proceeds															(1,007)
FOX
Related Party Transaction [Line Items]
Period to acquired controlling interest in business on fifth anniversary													30 days
Tridien
Related Party Transaction [Line Items]
Management fees															200
Management Service Agreement with CGM
Related Party Transaction [Line Items]
Management fees paid equal to net asset		0.50%
Management fees													$ 43,443	31,843	28,558
Management Service Agreement with CGM | Crosman
Related Party Transaction [Line Items]
Management fees													500	290
Management Fee Expense, Waived													600
Management Service Agreement with CGM | Liberty
Related Party Transaction [Line Items]
Management fees													500	500	500
Management Service Agreement with CGM | Ergobaby
Related Party Transaction [Line Items]
Management fees													500	500	500
Management Service Agreement with CGM | Advanced Circuits [Member]
Related Party Transaction [Line Items]
Management fees													$ 500	500	500
Vendor | 5.11 Tactical
Related Party Transaction [Line Items]
Non-controlling interest percent													40.00%
Purchases from related party													$ 5,000	$ 5,600	$ 2,300
Vendor | Executive Officer | 5.11 Tactical
Related Party Transaction [Line Items]
Number of Related Party Vendors | vendor													1
CGI Diversified Holdings LP
Related Party Transaction [Line Items]
Percentage of allocation agreement														5.00%	5.00%
FOX
Related Party Transaction [Line Items]
Proceeds To Parent From Shares Sold to Subsidiary			$ 71,800	$ 63,000	$ 47,700			$ 136,100
Equity Method Investment, Cash Distributions Declared									$ 13,400	$ 11,600	$ 8,600
Non-controlling interest percent				23.00%	33.00%				41.00%					14.00%	41.00%				41.00%
Ownership percentage			14.00%
Purchase of Raw Materials | Liberty
Related Party Transaction [Line Items]
Number of Related Party Vendors | vendor													2
Purchase of Raw Materials | Liberty | Executive Officer
Related Party Transaction [Line Items]
Number of Related Parties | executive													2
Purchase of Raw Materials | Family Members of Management, Vendor | Liberty
Related Party Transaction [Line Items]
Purchases from related party													$ 2,100	$ 2,100	$ 2,500
Subsequent Event [Member] | Foam Fabricators
Related Party Transaction [Line Items]
Integration service fees												$ 300